Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of carrying amounts of right-of-use assets
ROU
USD

At January 1, 2020	339,770
Depreciation expense (note 8)	(85,117)
At December 31, 2020	254,653

Depreciation expense (note 8)	(84,884)
At December 31, 2021	169,769

Schedule of carrying amounts of lease liabilities
	2021	2020
	USD	USD

As at January 1	319,413	378,914
Accretion of interest (note 9)	57,779	74,149
Payments	(136,992)	(133,650)
As at December 31	240,200	319,413

	2021	2020
	USD	USD

Current	104,233	79,214
Non-current	135,967	240,199
	240,200	319,413

Achedule of maturity analysis of lease liabilities
	2021	2020
	USD	USD

Depreciation expense of right-of-use assets (note 8)	84,884	85,117
Interest expense on lease liabilities (note 9)	57,779	74,149
Expenses relating to short-term lease (note 8)	474,865	89,362
Total amount recognized in profit or loss	617,528	248,628